LIQUIDITY AND GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 15, 2022	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Transfered ordinary shares	1,000
Ordinary shares ,issued		151,096,262	151,096,262
Preferred stock, shares issued		6,898,256
Ordinary shares, outstanding		151,096,262	151,096,262
Preferred stock, shares outstanding		6,898,256
Cash		$ 3,994	$ 33,248
Working capital deficit		5,030,559
Accumulated deficit		13,755,305	12,746,094
Net loss		$ 633,441	$ 20,894